Loans and borrowings - Schedule of Borrowings' Interest Conditions (Details)	Dec. 05, 2023	Nov. 24, 2023
SSRF | > 3.85x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%
SSRF | ≤ 3.85x > 3.60x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.25%
SSRF | ≤ 3.60x > 3.35x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.00%
SSRF | ≤ 3.35x > 3.10x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.75%
SSRF | ≤ 3.10x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.50%
Senior Security Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Senior Security Term Loan | > 3.30x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Senior Security Term Loan | ≤ 3.30x > 2.80x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.75%
Senior Security Term Loan | ≤ 2.80x
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%